Preferred Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Jul. 31, 2014
Detail of Preferred Stock [Abstract]
Preferred Stock Shares Authorized And Designated	11,597,997	11,340,174
ESOP Liquidation Preference Per Share (in dollars per share)	$ 0	$ 0
ESOP Shares Authorized and Designated	1,251,287	1,105,664
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	11,138,818	10,881,195
Par value	$ 20,612,000,000	$ 17,666,000,000
Carrying value	19,213,000,000	16,267,000,000
Discount	1,399,000,000	1,399,000,000
ESOP Shares issued and outstanding	1,251,287	1,105,664
ESOP Par value	1,251,000,000	1,105,000,000
ESOP Carrying value	1,251,000,000	1,105,000,000
ESOP Discount	0	0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 10	$ 10
Preferred Stock Shares Authorized And Designated	97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	96,546	96,546
Par value	0	0
Carrying value	0	0
Discount	0	0
Series G - 7.25% Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	7.25%	7.25%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 15,000	$ 15,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series H - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 20,000	$ 20,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 100,000	$ 100,000
Preferred Stock Shares Authorized And Designated	25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,010	25,010
Par value	2,501,000,000	2,501,000,000
Carrying value	2,501,000,000	2,501,000,000
Discount	0	0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	8.00%	8.00%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	2,150,375	2,150,375
Par value	2,150,000,000	2,150,000,000
Carrying value	1,995,000,000	1,995,000,000
Discount	155,000,000	155,000,000
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	7.98%	7.98%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,352,000	3,352,000
Par value	3,352,000,000	3,352,000,000
Carrying value	2,876,000,000	2,876,000,000
Discount	476,000,000	476,000,000
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	7.50%	7.50%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,968,000	3,968,000
Par value	3,968,000,000	3,968,000,000
Carrying value	3,200,000,000	3,200,000,000
Discount	768,000,000	768,000,000
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.20%	5.20%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	30,000	30,000
Par value	750,000,000	750,000,000
Carrying value	750,000,000	750,000,000
Discount	0	0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.125%	5.125%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	26,000	26,000
Par value	650,000,000	650,000,000
Carrying value	650,000,000	650,000,000
Discount	0	0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.25%	5.25%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,000	25,000
Par value	625,000,000	625,000,000
Carrying value	625,000,000	625,000,000
Discount	0	0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.85%	5.85%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	69,000	69,000
Par value	1,725,000,000	1,725,000,000
Carrying value	1,725,000,000	1,725,000,000
Discount	0	0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	6.625%	6.625%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	33,600	33,600
Par value	840,000,000	840,000,000
Carrying value	840,000,000	840,000,000
Discount	0	0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.90%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 0
Preferred Stock Shares Authorized And Designated	80,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	80,000	0
Par value	2,000,000,000	0	2,000,000,000
Carrying value	2,000,000,000	0
Discount	0	0
Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	6.00%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000	$ 0
Preferred Stock Shares Authorized And Designated	32,200	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	32,000	0
Par value	800,000,000	0		800,000,000
Carrying value	800,000,000	0
Discount	$ 0	$ 0